Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Caleres, Inc. 401(k) Savings Plan

Schedule H, Line 4i — Schedule of Assets (Held at End of Year)

EIN: 43-0197190 Plan Number: 006

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost (1)	(e) Current Value
	Money Market Funds
*	Allspring	Government Money Market Fund		$540,380
	Vanguard	Federal Money Market Fund		17,794,811

	Common Stock
*	Caleres, Inc.	Common Stock, par value $0.01		9,854,998

	Mutual Funds
	American Funds	American Funds EuroPacific Growth Fund Class R6		10,312,795
	DFA	DFA Emerging Markets Value Fund Class I		2,300,305
	Dodge & Cox	Dodge & Cox Income Fund		8,872,458
	Dodge & Cox	Dodge & Cox Stock Fund		22,356,127
	JPMorgan	JPMorgan Large Gap Growth Fund		29,510,496
*	Principal Diversified Real Asset Fund Institutional Class	Principal Diversified Real Asset Fund Institutional Class		832,256
	Vanguard	Vanguard Extended Market Index Fund		3,471,493
	Vanguard	Vanguard FTSE All-World ex-US Index Fund		2,003,271
	Vanguard	Vanguard Institutional Index Fund		41,035,124
	Vanguard	Vanguard Total Bond Market Index Fund		2,880,715
	William Blair Small Cap Growth Class I	William Blair Small Cap Growth Class I		12,976,782

	Collective Investment Trusts
	Vanguard	Target Retirement Income Trust II		1,550,515
	Vanguard	Target Retirement 2020 Income Trust II		1,735,886
	Vanguard	Target Retirement 2025 Income Trust II		7,982,585
	Vanguard	Target Retirement 2030 Income Trust II		10,886,414
	Vanguard	Target Retirement 2035 Income Trust II		18,096,901
	Vanguard	Target Retirement 2040 Income Trust II		14,608,701
	Vanguard	Target Retirement 2045 Income Trust II		17,561,453
	Vanguard	Target Retirement 2050 Income Trust II		22,165,528
	Vanguard	Target Retirement 2055 Income Trust II		17,079,452
	Vanguard	Target Retirement 2060 Income Trust II		7,319,085
	Vanguard	Target Retirement 2065 Income Trust II		1,400,104
	Vanguard	Target Retirement 2070 Income Trust II		977,236

	Total investments (held at end of year)			286,105,871

*	Various participants	Notes receivable from participants (2)		3,937,134

				$290,043,005

* Exempt party-in-interest to the Plan
(1) Investments are participant-directed. Therefore, cost information is not required.
(2) Notes receivable from participants have interest rates of 4.25% - 9.50% and maturities through 2041.